Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2020

CMB-QTLY-1120
1.967799.106

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 41.1%
	Principal Amount	Value
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	1,450,000	1,495,357
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$10,500,000	$10,713,395
Series 2017 A, 4%, tender 7/1/22 (a)	1,600,000	1,690,032

TOTAL ALABAMA		13,898,784

Alaska - 0.7%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	14,180,000	14,347,738
Series 2003 C, 5% 1/1/21	5,750,000	5,818,018

TOTAL ALASKA		20,165,756

Arizona - 0.8%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	630,000	673,747
Series 2015 A, 5% 6/1/22	100,000	106,944
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21	920,000	964,256
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(b)	500,000	527,120
Series 2019, 5%, tender 6/3/24 (a)(b)	6,205,000	7,161,128
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	750,000	756,225
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.5%, tender 10/18/22 (a)(c)	8,270,000	8,231,048
Series B, 5%, tender 10/18/22 (a)	2,500,000	2,727,425
Phoenix Civic Impt. Board Arpt. Rev. Series 2018, 5% 7/1/22 (b)	1,000,000	1,073,260

TOTAL ARIZONA		22,221,153

Arkansas - 0.1%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,285,314
California - 1.4%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.486%, tender 10/1/20 (a)(c)	21,270,000	21,198,407
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.486%, tender 10/1/20 (a)(c)	5,960,000	5,939,939
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,888,615
Series 2018 C, 5% 5/15/22 (b)	6,490,000	6,962,602
Series 2019 A, 5% 5/15/23 (b)	765,000	849,877
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2013 A, 5% 5/1/22 (b)	920,000	976,957

TOTAL CALIFORNIA		37,816,397

Colorado - 0.7%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	950,000	992,009
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	2,775,000	2,880,367
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	1,210,000	1,272,666
Series 2011 A:
5% 11/15/20 (b)	1,700,000	1,709,425
5% 11/15/21 (b)	5,450,000	5,732,256
5.75% 11/15/20 (b)	3,070,000	3,089,765
Series 2012 A, 5% 11/15/22 (b)	1,000,000	1,090,650
Series 2013 A, 5% 11/15/22 (b)	800,000	870,744
Series 2016 A, 5% 11/15/20	1,495,000	1,503,654
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured)	195,000	220,366

TOTAL COLORADO		19,361,902

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	395,000	415,185
Series 2012 B, 5% 4/15/23	650,000	696,943
Series 2013 A, 5% 10/15/22	4,315,000	4,734,720
Series 2014 D, 5% 6/15/22	855,000	924,571
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 1.02% 6/15/21 (a)(c)	4,900,000	4,920,523
Series 2015 F, 5% 11/15/20	855,000	859,939
Series 2016 B:
5% 5/15/21	5,695,000	5,864,129
5% 5/15/23	1,180,000	1,325,034
Series 2016 E:
5% 10/15/20	3,560,000	3,566,217
5% 10/15/21	475,000	498,587
Series 2016 G, 5% 11/1/21	2,650,000	2,787,217
Series 2018 B:
5% 4/15/21	3,285,000	3,369,444
5% 4/15/22	2,080,000	2,232,714
Series 2018 E, 5% 9/15/21	2,595,000	2,713,503
Series 2018 F:
5% 9/15/21	715,000	747,651
5% 9/15/22	3,985,000	4,356,801
Series 2019 A, 5% 4/15/21	1,745,000	1,789,857
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/21 (b)	650,000	675,955
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (b)	125,000	134,079
Series C:
5% 11/15/20	75,000	75,344
5% 11/15/21	100,000	104,198
5% 11/15/22	175,000	188,473
5% 11/15/23	225,000	249,539
Connecticut Hsg. Fin. Auth.:
Series C:
5% 5/15/22 (b)	1,000,000	1,073,210
5% 5/15/23 (b)	445,000	496,220
Sseries C, 5% 11/15/22 (b)	1,045,000	1,145,080
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/22	675,000	712,301
Series 2016 A, 5% 9/1/21	1,780,000	1,857,801
Series A:
4% 5/1/21	500,000	510,988
5% 1/1/21	1,100,000	1,113,012
5% 10/1/22	1,000,000	1,095,210
5% 5/1/23	650,000	728,189
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (Escrowed to Maturity)	255,000	260,115
Univ. of Connecticut Gen. Oblig. Series A, 5% 11/1/20	620,000	622,333

TOTAL CONNECTICUT		52,845,082

District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 A, 5% 10/1/20	1,015,000	1,015,000
Series 2011 C, 5% 10/1/22 (b)	1,695,000	1,768,343
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,087,220
Series 2014 A, 5% 10/1/21 (b)	610,000	637,898
Series 2017 A, 5% 10/1/21 (b)	1,560,000	1,631,347
Series 2019 A:
5% 10/1/21 (b)	380,000	397,379
5% 10/1/22 (b)	220,000	239,188
Series 2020 A:
5% 10/1/21 (b)	2,490,000	2,603,880
5% 10/1/22 (b)	3,625,000	3,941,173
5% 10/1/23 (b)	1,910,000	2,157,670
Series 2020 B, 5% 10/1/21	1,260,000	1,319,572

TOTAL DISTRICT OF COLUMBIA		16,798,670

Florida - 3.0%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	3,760,000	3,760,000
Series 2013 A, 5% 10/1/20 (b)	700,000	700,000
Series 2013 C, 5% 10/1/20	1,085,000	1,085,000
Series 2019 A:
5% 10/1/21 (b)	2,400,000	2,507,791
5% 10/1/22 (b)	1,585,000	1,718,283
Series 2019 B, 5% 10/1/22 (b)	865,000	937,738
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (b)	445,000	461,606
5% 9/1/21 (Escrowed to Maturity) (b)	430,000	448,024
5% 9/1/22 (b)	330,000	341,299
5% 9/1/22 (Pre-Refunded to 9/1/21 @ 100) (b)	670,000	698,086
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/21	9,555,000	9,845,418
Series 2015 A1, 5% 6/1/22	4,390,000	4,623,153
Collier County School Board Ctfs. of Prtn. Series 2005 A, 5.25% 2/15/21 (FSA Insured)	600,000	611,160
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	550,000	581,158
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009 1, 1.8%, tender 11/19/20 (a)	1,850,000	1,853,105
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 4% 10/1/22 (b)	1,070,000	1,139,026
Series 2016, 5% 10/1/20 (b)	150,000	150,000
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,803,449
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (b)	1,510,000	1,510,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 B, 5% 10/1/20	635,000	635,000
Series 2013 A, 5% 10/1/20	4,400,000	4,400,000
Series 2013 D, 5% 10/1/20	1,695,000	1,695,000
Series 2014 A, 5% 10/1/21	1,325,000	1,384,509
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (b)	860,000	898,625
5% 10/1/22 (b)	1,285,000	1,388,250
Series 2014:
5% 10/1/20 (b)	1,400,000	1,400,000
5% 10/1/21 (b)	820,000	856,829
Series 2015 A:
5% 10/1/20 (b)	3,800,000	3,800,000
5% 10/1/21 (b)	790,000	825,481
Series 2017 B:
2.75% 10/1/20 (b)	2,100,000	2,100,000
5% 10/1/20 (b)	1,600,000	1,600,000
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/21	1,505,000	1,549,336
Series 2014 B, 5% 7/1/21	685,000	705,180
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,560,000	1,589,126
Miami-Dade County School Board Ctfs. of Prtn.:
( Miami-Dade County School District Proj.) Series 2016 C, 5% 2/1/21	1,000,000	1,015,817
Series 2014 D, 5% 11/1/20	2,075,000	2,083,015
Series 2015 A, 5% 5/1/21	1,060,000	1,089,442
Orange County Health Facilities Auth. Series B:
5% 10/1/20	3,340,000	3,340,000
5% 10/1/21	2,670,000	2,788,546
5% 10/1/22	2,605,000	2,835,490
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2017 A, 5%, tender 10/1/20 (a)	640,000	640,000
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/21	590,000	613,438
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (Escrowed to Maturity) (b)	4,335,000	4,335,000

TOTAL FLORIDA		81,342,380

Georgia - 3.8%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 F, 5% 7/1/22	10,000,000	10,827,600
Atlanta Arpt. Rev. Series 2010 C, 5.75% 1/1/22	1,980,000	2,006,948
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,573,348
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	300,000	306,787
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,417,701
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	245,000	250,543
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	700,000	702,571
Series 2008 A, 5.25% 1/1/21	400,000	404,746
Series 2011 A, 5% 1/1/21	12,135,000	12,271,487
Series 2011 B, 5% 1/1/21	770,000	778,661
Series 2015 A, 5% 1/1/21	745,000	753,379
Series 2016 A, 4% 1/1/21	870,000	877,639
Series 2019 A, 5% 1/1/21	600,000	606,748
Series C, 5% 1/1/22	830,000	877,020
Series GG, 5% 1/1/21	635,000	642,142
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	100,000	101,270
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	240,000	245,430
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	3,495,000	3,822,971
Series 2018 C, 4%, tender 12/1/23 (a)	1,100,000	1,211,089
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.69%, tender 12/1/23 (a)(c)	39,580,000	39,680,533
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.854%, tender 9/1/23 (a)(c)	23,345,000	23,319,087
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	400,000	401,430

TOTAL GEORGIA		105,079,130

Hawaii - 0.1%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (FSA Insured) (b)	700,000	723,805
5% 8/1/22 (b)	750,000	802,995

TOTAL HAWAII		1,526,800

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	683,214
Illinois - 4.4%
Champaign County Cmnty. Unit:
Series 2017, 5% 1/1/21	745,000	753,643
Series 2020 A, 0% 1/1/23	200,000	197,514
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (b)	2,000,000	2,097,860
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (b)	4,720,000	4,951,563
Series 2013 A:
5% 1/1/21 (b)	3,200,000	3,231,225
5% 1/1/22 (b)	2,100,000	2,203,026
5% 1/1/23 (b)	1,835,000	2,003,380
Series 2015 B, 5% 1/1/21	1,780,000	1,799,031
Series 2015 C, 5% 1/1/22 (b)	900,000	944,154
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	975,000	1,003,175
Cook County Gen. Oblig. Series 2012 C, 5% 11/15/22	1,145,000	1,243,470
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 1.6%, tender 11/2/20 (a)(b)	500,000	500,507
Illinois Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,115,223
Series 2017 B, 5%, tender 12/15/22 (a)	400,000	440,252
Series 2011 A, 5% 8/15/21	775,000	803,622
Series 2012 A, 5% 10/1/20	3,750,000	3,750,000
Series 2014 A, 5% 10/1/20	1,200,000	1,200,000
Series 2019:
5% 9/1/21	465,000	476,366
5% 9/1/22	225,000	235,701
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (FSA Insured)	7,845,000	8,310,915
Series 2016:
5% 11/1/20	2,955,000	2,961,884
5% 2/1/21	150,000	151,419
Series 2017 D, 5% 11/1/20	16,825,000	16,859,352
Series 2018 A, 5% 10/1/20	5,870,000	5,870,000
Series 2018 B, 5% 10/1/20	2,890,000	2,890,000
Series 2019 A, 5% 11/1/20	25,900,000	25,960,339
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2015 A, 5% 2/1/21	1,390,000	1,411,092
Series C, 5.25% 2/1/21	1,250,000	1,269,999
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/21	1,000,000	1,041,817
Series 2017 A, 5% 7/1/21	520,000	536,908
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/20	5,425,000	5,465,357
5% 12/1/22	3,230,000	3,544,214
Series A, 5% 1/1/21	985,000	996,029
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,630,289
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/21	1,100,000	1,134,580
Series 2017:
5% 6/1/22	3,200,000	3,432,864
5% 6/1/23	4,030,000	4,491,314
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	573,175
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,330,786
Series 2018 A, 5% 4/1/21	850,000	868,024
Series 2019 A, 5% 4/1/21	610,000	622,935
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	645,726

TOTAL ILLINOIS		121,948,730

Indiana - 1.5%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	1,580,000	1,616,861
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	1,555,000	1,580,129
Series 2011 I, 1.65%, tender 7/1/22 (a)	5,000,000	5,080,800
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.4%, tender 10/1/20 (a)(c)	6,600,000	6,591,459
SIFMA Municipal Swap Index + 0.280% 0.4%, tender 10/1/20 (a)(c)	7,100,000	7,090,812
Series 2015 B, 1.65%, tender 7/2/22 (a)	5,860,000	5,954,698
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (b)	1,600,000	1,616,016
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,855,000	7,952,768
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	1,255,000	1,368,452
Series 2016 A, 5%, tender 3/1/23 (a)(b)	800,000	882,824

TOTAL INDIANA		39,734,819

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	568,864
Kentucky - 2.2%
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	210,000	210,034
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	5,265,000	5,406,536
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,360,000	6,604,482
Series 2016:
3% 4/1/21	775,000	783,871
3% 4/1/22	895,000	925,609
Series 2017, 5% 4/1/22	1,155,000	1,234,776
Series 2018:
5% 5/1/21	2,425,000	2,490,190
5% 5/1/23	3,445,000	3,837,661
Series A:
5% 11/1/21	650,000	682,494
5% 8/1/22	1,790,000	1,858,664
5% 10/1/22	1,025,000	1,119,351
5% 8/1/23	625,000	702,969
5% 11/1/23	1,030,000	1,169,441
Series B:
5% 11/1/20	6,600,000	6,624,677
5% 8/1/21	1,715,000	1,780,926
5% 11/1/21	1,620,000	1,700,984
5% 11/1/22	1,555,000	1,703,969
Series C, 5% 11/1/21	10,765,000	11,303,142
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,255,500
Louisville & Jefferson County:
Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,125,790
Series 2016 A, 5% 10/1/20	580,000	580,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,250,000	1,267,954
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,639,599

TOTAL KENTUCKY		61,008,619

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,800,000	1,854,710
Louisiana Pub. Facilities Auth. Rev. (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	533,694
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	546,510
Series 2017 D2:
5% 1/1/21 (b)	370,000	373,750
5% 1/1/22 (b)	655,000	688,392
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	8,065,406
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/21	1,130,000	1,161,562

TOTAL LOUISIANA		13,224,024

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	254,378
Maryland - 0.0%
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,284,324
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.62%, tender 1/26/23 (a)(c)	7,400,000	7,393,562
Series 2016 I, 5% 7/1/21	890,000	919,826
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/22 (b)	1,400,000	1,467,018
Series 2016 J:
5% 7/1/21 (b)	2,840,000	2,923,881
5% 7/1/22 (b)	1,795,000	1,914,870
Series 2018 B, 5% 7/1/23 (b)	450,000	495,428

TOTAL MASSACHUSETTS		15,114,585

Michigan - 3.0%
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,223,895
Series A, 5% 7/1/22 (FSA Insured)	650,000	700,219
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	400,000	400,000
Huron Valley School District Series 2015, 5% 5/1/21	750,000	770,073
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	472,473
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) Series 2015, 5% 5/15/21	370,000	380,212
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.6%, tender 2/1/22 (a)(c)	45,050,000	45,039,188
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,325,000	4,582,684
Michigan Gen. Oblig. Series 2016, 5% 3/15/21	920,000	938,783
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,696,040
Milan Area Schools Series 2019, 5% 5/1/22	675,000	723,985
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	625,000	694,019
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4% 12/1/20 (FSA Insured) (b)	5,225,000	5,256,721
4.125% 12/1/22 (FSA Insured) (b)	1,100,000	1,141,074
5% 12/1/20 (b)	5,000,000	5,038,034
Series 2017 A, 5% 12/1/20	445,000	448,460
Series 2017 B, 5% 12/1/20 (b)	535,000	539,070
Sseries 2012 A, 5% 12/1/21	1,000,000	1,055,050
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,319,773

TOTAL MICHIGAN		81,419,753

Minnesota - 0.1%
Bemidji City Series 2017 A, 5% 2/1/21 (FSA Insured)	575,000	584,056
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 C, 5% 1/1/21	700,000	708,015
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/21	1,125,000	1,138,166
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	699,343

TOTAL MINNESOTA		3,129,580

Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2017 B:
5% 7/1/21 (FSA Insured) (b)	905,000	934,011
5% 7/1/22 (FSA Insured) (b)	1,000,000	1,073,810

TOTAL MISSOURI		2,007,821

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/21	1,400,000	1,441,862
4% 8/1/22	1,500,000	1,597,545
4% 2/1/23	1,060,000	1,146,634
4% 8/1/23	1,170,000	1,285,573

TOTAL NEBRASKA		5,471,614

Nevada - 1.5%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (b)	26,450,000	27,299,918
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	1,700,000	1,755,928
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,570,000	1,583,392
Clark County School District:
Series 2016 A, 5% 6/15/21	3,075,000	3,173,485
Series 2017 C, 5% 6/15/22	600,000	646,362
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,160,000	1,160,000
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	3,400,000	3,473,950
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,360,000	2,411,330

TOTAL NEVADA		41,504,365

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	582,258
Series 2016, 3% 10/1/20	820,000	820,000

TOTAL NEW HAMPSHIRE		1,402,258

New Jersey - 4.5%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C:
5.25% 11/1/20 (FSA Insured)	4,300,000	4,317,261
5.25% 11/1/21 (FSA Insured)	2,100,000	2,212,749
Series B, 0% 11/1/22 (FSA Insured)	1,385,000	1,362,937
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	210,000	213,503
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,200,000	3,436,992
Series 2011 GG, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	375,000	380,704
Series 2012 II, 5% 3/1/23	430,000	451,582
Series 2013 NN 5% 3/1/22	5,300,000	5,597,648
Series 2013, 5% 3/1/23	675,000	732,443
Series 2015 XX:
4% 6/15/22	100,000	105,051
5% 6/15/23	615,000	673,339
Series 2016 AAA, 5% 6/15/23	625,000	684,288
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/21	1,000,000	1,033,283
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	7,995,000	8,046,704
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,668,278
Series 2013, 4% 12/1/20 (b)	1,905,000	1,914,214
Series 2014 1A:
5% 12/1/20 (b)	6,000,000	6,038,803
5% 12/1/21 (b)	4,500,000	4,703,310
Series 2015 A, 5% 12/1/20 (b)	3,300,000	3,321,341
Series 2016 1A, 5% 12/1/21 (b)	2,000,000	2,089,880
Series 2017 1A, 5% 12/1/22 (b)	300,000	323,970
Series 2017 1B:
5% 12/1/20 (b)	4,125,000	4,151,677
5% 12/1/21 (b)	340,000	355,361
Series 2018 B:
5% 12/1/20 (b)	2,925,000	2,943,916
5% 12/1/21 (b)	1,290,000	1,348,282
Series 2019 A, 5% 12/1/22	705,000	763,226
Series 2020:
5% 12/1/22 (b)	1,300,000	1,403,870
5% 12/1/22 (b)	435,000	469,757
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (b)	1,295,000	1,295,000
4% 4/1/21 (b)	1,405,000	1,426,701
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	6,205,000	6,379,630
5% 6/1/22	2,090,000	2,235,924
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.449% 1/1/21 (Escrowed to Maturity) (a)(c)	485,000	484,805
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	885,000	893,232
Series 2006 A:
5.25% 12/15/20	1,500,000	1,513,040
5.25% 12/15/20 (FSA Insured)	6,085,000	6,144,592
5.25% 12/15/20 (FSA Insured)	1,400,000	1,413,711
5.5% 12/15/21	775,000	817,059
Series 2014 AA, 5% 6/15/23	200,000	218,972
Series 2016 A:
5% 6/15/21	3,200,000	3,284,101
5% 6/15/22	5,650,000	6,006,741
Series 2018 A:
5% 6/15/21	8,430,000	8,651,554
5% 6/15/22	12,515,000	13,305,197
Series A, 5.25% 12/15/23	250,000	279,883
Rutgers State Univ. Rev. Series Q, 5% 5/1/22	490,000	525,074
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	3,310,000	3,323,075

TOTAL NEW JERSEY		123,942,660

New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21	795,000	811,625
4% 11/1/22	675,000	724,808

TOTAL NEW MEXICO		1,536,433

New York - 0.7%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (b)	500,000	524,030
5% 12/15/22 (b)	1,000,000	1,086,770
Jamestown City School District Series 2017, 4% 5/15/21	350,000	358,362
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/21 (FSA Insured)	1,240,000	1,236,551
New York City Gen. Oblig. Series 2015 F1, 5% 6/1/21	610,000	629,456
New York City Transitional Fin. Auth. Rev.:
Series 13, 5% 11/1/20	945,000	948,697
Series 2016 E1, 5% 2/1/21	3,975,000	4,038,275
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2011 C, 5% 3/15/21	1,500,000	1,532,915
Series 2012 A, 5% 12/15/20	555,000	560,466
New York Dorm. Auth. Rev. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	2,240,000	2,348,483
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2011 A, 5% 11/15/20	500,000	502,277
Series 2012 A, 5% 11/15/20	295,000	296,343
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/21	1,500,000	1,530,870
Series 2016 A2, 5% 11/15/20	500,000	501,253
Series 2016 B, 5% 11/15/20	250,000	250,627
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (b)	1,500,000	1,596,135
Suffolk County Gen. Oblig. Series 2014, 5% 2/1/22 (FSA Insured)	700,000	742,105

TOTAL NEW YORK		18,683,615

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (b)	870,000	915,997
Series 179, 5% 12/1/21	200,000	210,912
Series 202, 5% 10/15/21 (b)	2,420,000	2,533,947

TOTAL NEW YORK AND NEW JERSEY		3,660,856

North Carolina - 0.1%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,899,954
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2012 B, 5% 1/1/21 (Escrowed to Maturity)	375,000	379,493

TOTAL NORTH CAROLINA		3,279,447

Ohio - 0.5%
Allen County Hosp. Facilities Rev.:
Series 2012 A, 5% 5/1/21	765,000	785,520
Series 2017 A, 5% 8/1/22	700,000	758,933
Cleveland Arpt. Sys. Rev.:
Series 2018 A, 5% 1/1/22 (b)	1,000,000	1,048,420
Series 2019 B, 5% 1/1/21 (b)	800,000	807,786
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.55%, tender 11/15/21 (a)(c)	7,100,000	7,095,740
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	284,583
Series A, 5% 12/1/22	520,000	567,986
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	755,000	760,275
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23	465,000	510,133

TOTAL OHIO		12,619,376

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	533,692
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	335,000	338,043

TOTAL OKLAHOMA		871,735

Oregon - 0.5%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	11,040,000	11,687,275
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	310,000	310,000
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/23 (b)	900,000	1,000,944

TOTAL OREGON		12,998,219

Pennsylvania - 1.9%
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	3,090,000	3,301,974
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,948,389
Series B, 1.8%, tender 8/15/22 (a)	3,725,000	3,772,941
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	361,703
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/22	6,000,000	6,533,580
Series 2018 1, 5% 3/1/22	2,900,000	3,095,576
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 B1, 1.1% 12/1/21 (a)	855,000	858,582
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.55% 12/1/21 (a)(c)	10,010,000	10,015,506
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.62% 12/1/21 (a)(c)	6,410,000	6,411,603
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	1,850,000	1,856,429
Series 2011 A, 5% 6/15/21 (b)	4,080,000	4,203,616
Series 2015 A, 5% 6/15/21 (b)	1,865,000	1,921,506
Series 2017 B, 5% 7/1/21 (b)	3,400,000	3,511,336
Philadelphia Gas Works Rev.:
Series 2015 13, 5% 8/1/21	1,770,000	1,835,771
Series 2016 14, 5% 10/1/20	2,645,000	2,645,000
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	152,818

TOTAL PENNSYLVANIA		52,426,330

Rhode Island - 0.1%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (b)	550,000	570,482
Series A, 5% 12/1/21 (b)	500,000	518,620
Tobacco Settlement Fing. Corp. Series 2015 A, 5% 6/1/21	1,465,000	1,507,434

TOTAL RHODE ISLAND		2,596,536

South Carolina - 0.0%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,117,960
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	958,131
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	700,000	715,162
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/21 (b)	1,125,000	1,162,443
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	5,810,000	5,816,293

TOTAL TENNESSEE		8,652,029

Texas - 1.9%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,308,780
Series 2019:
5% 11/15/20 (b)	1,700,000	1,709,445
5% 11/15/21 (b)	3,545,000	3,728,986
5% 11/15/22 (b)	2,250,000	2,453,963
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	675,000	675,000
5% 10/1/21	810,000	845,797
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,099,801
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2011 C:
5% 11/1/21	880,000	883,476
5% 11/1/23	1,750,000	1,756,913
5% 11/1/24	575,000	577,271
Series 2012 F:
5% 11/1/20 (b)	690,000	692,586
5% 11/1/22 (Pre-Refunded to 11/1/20 @ 100) (b)	1,790,000	1,796,856
Series 2013 F, 5% 11/1/20	1,200,000	1,204,586
Series 2014 D, 5% 11/1/21 (b)	4,690,000	4,924,969
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	1,385,000	1,522,988
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.54%, tender 12/1/22 (a)(c)	9,535,000	9,480,937
Series 2013 A, 5% 12/1/21	800,000	841,432
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 1.02% 6/1/22 (a)(c)	900,000	903,483
Series 2015, 5% 10/1/20	715,000	715,000
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100) (b)	1,325,000	1,368,084
Series 2011 A, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (b)	1,580,000	1,635,016
Series 2012 A, 5% 7/1/21 (b)	700,000	722,761
Series 2018 A, 5% 7/1/21 (b)	525,000	542,071
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	370,597
5% 10/15/21	185,000	193,533
Laredo Independent School District Series 2015, 5% 8/1/21	500,000	520,206
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/21	750,000	772,035
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/21	695,000	715,419
5% 5/15/22	435,000	468,299
5% 5/15/23	135,000	151,139
Series 2015 A, 5% 5/15/21	925,000	952,529
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (b)	810,000	838,078
5% 7/1/21 (b)	670,000	693,225
5% 7/1/22 (b)	560,000	605,214
5% 7/1/22 (b)	545,000	589,003
5% 7/1/23 (b)	445,000	494,524
5% 7/1/23 (b)	400,000	442,556
Texas Gen. Oblig.:
Series 2015 A, 5% 10/1/20	550,000	550,000
Series 2016 A, 5% 4/1/21	500,000	512,074
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/20	790,000	791,397

TOTAL TEXAS		51,050,029

Virginia - 0.3%
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,435,000	3,435,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,958,348
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,255,000	1,276,912
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	1,100,000	1,139,996

TOTAL VIRGINIA		8,810,256

Washington - 0.4%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,135,564
Port of Seattle Gen. Oblig. Series 2011:
5.25% 12/1/21 (b)	700,000	723,296
5.5% 12/1/23 (b)	1,000,000	1,034,800
Port of Seattle Passenger Facilities Charge Rev. Series 2010 A, 5% 12/1/21	2,035,000	2,051,036
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,601,121
Series 2016 B, 5% 10/1/22 (b)	900,000	973,062
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (b)	1,750,000	1,803,906
5% 6/1/23 (b)	845,000	940,536
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	1,415,000	1,478,552

TOTAL WASHINGTON		11,741,873

West Virginia - 1.1%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	22,000,000	22,438,090
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	6,155,000	6,400,892

TOTAL WEST VIRGINIA		28,838,982

Wisconsin - 0.8%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,973,990
Wisconsin Gen. Oblig. Series 2016 1, 5% 11/1/20	550,000	552,161
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	309,985
Bonds:
Series 2018 B, 5%, tender 1/26/22 (a)	4,660,000	4,944,400
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.57%, tender 7/27/22 (a)(c)	12,210,000	12,199,377
Series 2014 A, 5% 11/15/21	700,000	734,874
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/20	800,000	805,857

TOTAL WISCONSIN		21,520,644

TOTAL MUNICIPAL BONDS
(Cost $1,121,359,900)		1,127,445,296

Municipal Notes - 56.3%
Alabama - 1.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.16% 10/1/20, VRDN (a)(b)	4,300,000	$4,300,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 10/7/20, VRDN (a)(b)	1,760,000	1,760,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.17% 10/1/20, VRDN (a)(b)	905,000	905,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.17% 10/1/20, VRDN (a)(b)	1,000,000	1,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.17% 10/1/20, VRDN (a)(b)	11,700,000	11,700,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.17% 10/1/20, VRDN (a)(b)	27,640,000	27,640,000

TOTAL ALABAMA		47,305,000

Arizona - 1.4%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series DBE 80 53, 0% 11/30/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)(f)	24,200,000	24,200,000
Series XF 10 91, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	2,000,000	2,000,000
Maricopa County Poll. Cont. Rev.:
Series 2010 A, 0.32% 10/7/20, VRDN (a)	5,000,000	5,000,000
Series 2010 B, 0.32% 10/7/20, VRDN (a)	5,000,000	5,000,000
Salt River Pima-Maricopa Indian Cmnty. Series 2006, 0.15% 10/7/20, LOC Bank of America NA, VRDN (a)	1,275,000	1,275,000

TOTAL ARIZONA		37,475,000

Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.23% 10/7/20, VRDN (a)(b)	2,600,000	2,600,000
Series 2002, 0.22% 10/7/20, VRDN (a)(b)	10,500,000	10,500,000

TOTAL ARKANSAS		13,100,000

California - 4.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	4,350,000	4,350,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	3,060,000	3,060,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	19,440,000	19,440,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 I, 0.24% tender 3/2/21, CP mode	27,500,000	27,511,329
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)(f)	9,700,000	9,700,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	24,165,000	24,165,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.17% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)(g)	2,350,000	2,350,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	5,000,000	5,000,000
Series XF 10 32, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	3,865,000	3,865,000
Series ZM 06 42, 0.35% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	4,260,000	4,260,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 0.42% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)(g)	4,985,000	4,985,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.5% 10/7/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	700,000	700,000
Transbay Jt Pwrs Auth. Tax Allo Participating VRDN Series YX 11 42, 0.22% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,000,000	1,000,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	2,250,000	2,250,000

TOTAL CALIFORNIA		112,636,329

Colorado - 1.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.47% 10/7/20, LOC Deutsche Bank AG, VRDN (a)	2,145,000	2,145,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	6,515,000	6,515,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	14,330,000	14,330,000
Series Floaters XM 07 15, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	20,345,000	20,345,000

TOTAL COLORADO		43,335,000

Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2003 A, 0.17% 10/7/20, LOC RBS Citizens NA, VRDN (a)	2,185,000	2,185,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.21% 10/1/20, VRDN (a)(b)	9,900,000	9,900,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.28% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,000,000	6,000,000
District Of Columbia - 2.8%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	8,400,000	8,400,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 D, 0.15% 10/7/20, LOC Barclays Bank PLC, VRDN (a)(b)	66,380,000	66,380,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.37% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	1,700,000	1,700,000

TOTAL DISTRICT OF COLUMBIA		76,480,000

Florida - 4.8%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.17% 10/1/20, VRDN (a)(b)	5,000,000	5,000,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	2,430,000	2,430,000
Series XL 01 36, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	6,330,000	6,330,000
Series XM 08 95, 0.37% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	1,800,000	1,800,000
Broward County Indl. Dev. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.18% 10/1/20, VRDN (a)(b)	16,750,000	16,750,000
Series 2018, 0.17% 10/1/20, VRDN (a)(b)	5,950,000	5,950,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 0.42% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(f)	6,665,000	6,665,000
Series XM 08 91, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	2,200,000	2,200,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2000 F2, 0.21% tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), CP mode	4,000,000	4,000,000
JEA Wtr. & Swr. Sys. Rev. Series B, 0.13% 10/7/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,265,000	39,265,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.18% 10/1/20, VRDN (a)(b)	370,000	370,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series XG 00 65 0.27% 10/1/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	7,110,000	7,110,000
Series XM 08 70, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	2,565,000	2,565,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.22% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	3,000,000	3,000,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series XM 09 01, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(d)(f)	2,500,000	2,500,000
Pinellas Ed. Facilities Crsuis Vrdn Series 2007, 0.14% 10/7/20, LOC Bank of America NA, VRDN (a)	60,000	60,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.17% 10/1/20, VRDN (a)(b)	12,910,000	12,910,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,300,000	6,300,000

TOTAL FLORIDA		132,705,000

Georgia - 1.3%
Gordon County Dev. Auth. Series 2006, 0.22% 10/1/20, LOC Truist Bank, VRDN (a)(b)	235,000	235,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 0.22% 10/7/20, LOC Truist Bank, VRDN (a)(b)	675,000	675,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.18% 10/1/20, VRDN (a)(b)	8,100,000	8,100,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.18% 10/1/20, VRDN (a)(b)	25,000,000	25,000,000

TOTAL GEORGIA		34,910,000

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	6,980,000	6,980,000
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.35% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	1,500,000	1,500,000
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.32% 10/1/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	12,665,000	12,665,000
Series XM 08 79, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	4,900,000	4,900,000
Series XM 08 84, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	4,900,000	4,900,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.32% 10/7/20 (Liquidity Facility Citibank NA) (a)(d)(f)	6,690,000	6,690,000
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.32% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	2,100,000	2,100,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.35% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.42% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Participating VRDN Series XF 10 87, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	9,350,000	9,350,000
Series 2007, 0.15% 10/7/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,425,000	2,425,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	7,166,000	7,166,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.2% 10/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,305,000	1,305,000

TOTAL ILLINOIS		68,031,000

Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	2,350,000	2,350,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 0.16% 10/7/20, LOC PNC Bank NA, VRDN (a)(b)	530,000	530,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 0.16% 10/7/20, LOC PNC Bank NA, VRDN (a)(b)	670,000	670,000

TOTAL INDIANA		3,550,000

Kentucky - 0.5%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.22% 10/7/20, LOC Truist Bank, VRDN (a)(b)	420,000	420,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.37% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	2,800,000	2,800,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.19% 10/1/20, VRDN (a)(b)	3,000,000	3,000,000
Series 2020 B1, 0.19% 10/1/20, VRDN (a)(b)	6,400,000	6,400,000

TOTAL KENTUCKY		12,620,000

Louisiana - 3.5%
Calcasieu Parish IDB Series 1998, 0.23% 10/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	2,900,000	2,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 10/7/20, VRDN (a)	42,260,000	42,260,000
Series 2010 B1, 0.2% 10/7/20, VRDN (a)	49,910,000	49,910,000

TOTAL LOUISIANA		97,370,000

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 0.47% 10/7/20, LOC TD Banknorth, NA, VRDN (a)(b)	170,000	170,000
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,000,000	2,000,000

TOTAL MAINE		2,170,000

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series 005, 0.42% 10/1/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	5,100,000	5,100,000
Series 1995, 0.31% 10/7/20 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	970,000	970,000

TOTAL MARYLAND		6,070,000

Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 0.23% 10/7/20, LOC Bank of America NA, VRDN (a)(b)	1,125,000	1,125,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	13,420,000	13,420,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,471,614

TOTAL MASSACHUSETTS		42,016,614

Michigan - 0.5%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,900,000	9,900,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.25% 11/1/21, VRDN (a)	3,500,000	3,500,000

TOTAL MICHIGAN		13,400,000

Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.35% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,000,000	2,000,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.17% 10/1/20, VRDN (a)(b)	870,000	870,000
Missouri - 0.3%
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,865,000	2,865,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.37% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	4,795,000	4,795,000

TOTAL MISSOURI		7,660,000

Montana - 0.3%
Cascade County Indl. Dev. Rev. Series 2007, 0.28% 10/7/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	745,000	745,000
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XF 10 90, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	8,220,000	8,220,000

TOTAL MONTANA		8,965,000

Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.23% 10/7/20, VRDN (a)(b)	5,600,000	5,600,000
Series 1998, 0.23% 10/7/20, VRDN (a)(b)	125,000	125,000

TOTAL NEBRASKA		5,725,000

New Jersey - 0.8%
Bloomingdale BAN Series 2020, 2.25% 2/26/21	6,600,000	6,651,757
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,750,000	3,750,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters ZM 05 66, 0.26% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	3,565,000	3,565,000
South Orange Village Township Rev. BAN Series 2019, 2.25% 12/18/20	4,380,000	4,399,090
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN:
Series XM 09 10, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,900,000	1,900,000
Series XM 09 12, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,300,000	1,300,000

TOTAL NEW JERSEY		21,565,847

New Mexico - 0.2%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.32% 10/7/20, VRDN (a)	5,000,000	5,000,000
New York - 9.2%
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.22% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	1,700,000	1,700,000
Series XM 08 44, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	10,040,000	10,040,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	13,400,000	13,576,884
5% 5/15/21	1,965,000	1,990,939
Series 2018 C, 5% 9/1/21	1,450,000	1,478,022
Series 2019 B, 5% 5/15/22	44,240,000	45,501,725
Series 2019 D1, 5% 9/1/22	32,115,000	33,190,853
Participating VRDN:
Series XF 05 20, 0.57% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	3,275,000	3,275,000
Series XF 05 83, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	10,205,000	10,205,000
Series XM 08 89, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,635,000	1,635,000
Series ZF 02 18, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	8,100,000	8,100,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.16% 10/7/20, LOC Mizuho Bank Ltd., VRDN (a)(b)	6,000,000	6,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,200,000	3,200,000
Series XM 08 80, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,000,000	3,000,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.41% 10/7/20, LOC RBS Citizens NA, VRDN (a)	2,210,000	2,210,000
Smithtown Central School District TAN Series 2020, 2% 6/25/21	60,000,000	60,755,388
South Huntington Union Free School District TAN Series 2020, 2% 6/25/21	17,000,000	17,208,250
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 34, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	8,850,000	8,850,000
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	12,500,000	12,522,243
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 25 87, 0.27% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	600,000	600,000
Series RBC 16 ZM 0138, 0.32% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	4,900,000	4,900,000
Series ZF 09 60, 0.3% 10/7/20 (Liquidity Facility Bank of America NA) (a)(d)(f)	2,145,000	2,145,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.42% 10/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	185,000	185,000

TOTAL NEW YORK		252,269,304

North Carolina - 1.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.22% 10/7/20, VRDN (a)(b)	9,480,000	9,480,000
Series 2000 B, 0.22% 10/7/20, VRDN (a)(b)	16,300,000	16,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 0.29% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	7,725,000	7,725,000

TOTAL NORTH CAROLINA		33,505,000

Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.22% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	650,000	650,000
Oregon - 0.1%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 0.19% 10/1/20, LOC Bank of America NA, VRDN (a)(b)	4,200,000	4,200,000
South Carolina - 1.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.23% 10/7/20, VRDN (a)(b)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.37% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(f)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series Floaters XG 02 09, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(f)	4,625,000	4,625,000
Series Floaters XM 02 91, 0.38% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	2,305,000	2,305,000
Series Floaters XM 03 84, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	8,800,000	8,800,000
Series 2020 A, 0.23% 1/6/21, LOC Barclays Bank PLC, CP	5,600,000	5,599,399
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(f)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		27,029,399

South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 97, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,220,000	9,220,000
Tennessee - 1.9%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2014:
0.32% 6/28/21, CP	17,300,000	17,300,000
0.33% 5/28/21, CP	34,500,000	34,500,811

TOTAL TENNESSEE		51,800,811

Texas - 9.7%
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) Series 1998, 0.19% 10/7/20, VRDN (a)(b)	30,000,000	30,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.37% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	3,250,000	3,250,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% 10/1/20, VRDN (a)(b)	9,030,000	9,030,000
Houston Gen. Oblig. Series E1, 0.2% 3/11/21, LOC Citibank NA, CP	4,000,000	4,000,177
Houston Util. Sys. Rev. Series B1, 0.17% 10/29/20 (Liquidity Facility Bank of America NA), CP	10,000,000	10,000,100
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.32% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	7,700,000	7,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.51% 10/7/20, VRDN (a)(b)	89,185,000	89,185,000
Series 2010 C, 0.19% 10/1/20, VRDN (a)	1,900,000	1,900,000
Series 2010 D, 0.4% 10/7/20, VRDN (a)	10,870,000	10,870,000
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	90,000,000	93,083,031
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	3,500,000	3,500,000

TOTAL TEXAS		266,618,308

Utah - 1.0%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	16,400,000	16,400,000
Series Floaters XM 06 99, 0.47% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(f)	8,100,000	8,100,000
Series XM 08 82, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	2,700,000	2,700,000

TOTAL UTAH		27,200,000

Virginia - 0.2%
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.67% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)(f)	1,500,000	1,500,000
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	3,700,000	3,700,000

TOTAL VIRGINIA		5,200,000

Washington - 1.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.14% 10/7/20, LOC Bank of America NA, VRDN (a)	25,000,000	25,000,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.28% 10/7/20, LOC KeyBank NA, VRDN (a)	700,000	700,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.47% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	9,730,000	9,730,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,000,000	3,000,000

TOTAL WASHINGTON		38,430,000

Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	4,200,000	4,200,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.19% 10/7/20, VRDN (a)(b)	1,000,000	1,000,000
TOTAL MUNICIPAL NOTES
(Cost $1,545,283,311)		1,542,847,612
	Shares	Value

Money Market Funds - 5.8%
Fidelity Municipal Cash Central Fund .16% (h)
(Cost $159,740,003)	159,724,028	159,739,983
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $2,826,383,214)		2,830,032,891
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(86,459,425)
NET ASSETS - 100%		$2,743,573,466

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,400,000 or 1.3% of net assets.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,335,000 or 0.3% of net assets.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series DBE 80 53, 0% 11/30/20 (Liquidity Facility Deutsche Bank AG New York Branch)	9/30/20	$24,200,000
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.67% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$1,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$9,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$576,864
Total	$576,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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